DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of Derivative Financial Instruments Designated as Hedge Accounting (Details) - Cash flow hedges kr in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) DKK (kr) $ / kr T	Dec. 31, 2022 DKK (kr) $ / kr USD ($)	Dec. 31, 2021 DKK (kr) $ / kr USD ($) T
Forward exchange contracts (USD/DKK)
DERIVATIVE FINANCIAL INSTRUMENTS
Notional value | kr	325.5	280.3	274.0
Average hedge (in USD per DKK) | $ / kr	6.8	6.9	6.3
Forward exchange contracts (USD/DKK) | Less than one year
DERIVATIVE FINANCIAL INSTRUMENTS
Notional value | kr	325.5	280.3	274.0
Forward exchange contracts (USD/DKK) | Due between one and two years
DERIVATIVE FINANCIAL INSTRUMENTS
Notional value	0	0	0
Forward exchange contracts (USD/DKK) | Due after two years
DERIVATIVE FINANCIAL INSTRUMENTS
Notional value		0	0
Interest rate swaps
DERIVATIVE FINANCIAL INSTRUMENTS
Notional value	923,000,000.0	687,200,000	768,700,000
Average interest rate (as a percent)		137.00%	138.00%
Interest rate swaps | Less than one year
DERIVATIVE FINANCIAL INSTRUMENTS
Notional value	103,300,000	136,900,000	130,900,000
Interest rate swaps | Due between one and two years
DERIVATIVE FINANCIAL INSTRUMENTS
Notional value	172,000,000.0	51,600,000	136,900,000
Interest rate swaps | Due after two years
DERIVATIVE FINANCIAL INSTRUMENTS
Notional value	647,700,000	498,700,000	500,900,000
Bunker swaps
DERIVATIVE FINANCIAL INSTRUMENTS
Bunker swaps (weight in MT) | T	9,600		9,920
Average price of the hedging instrument	539.2		642.4
Bunker swaps | Less than one year
DERIVATIVE FINANCIAL INSTRUMENTS
Bunker swaps (weight in MT) | T	9,600		9,920
Bunker swaps | Due between one and two years
DERIVATIVE FINANCIAL INSTRUMENTS
Bunker swaps (weight in MT) | T	0		0
Bunker swaps | Due after two years
DERIVATIVE FINANCIAL INSTRUMENTS
Bunker swaps (weight in MT) | T	0		0